Summary of significant accounting policies and practices	12 Months Ended
Dec. 31, 2011
Summary of significant accounting policies and practices
2	Summary of significant accounting policies and practices

The consolidated financial statements have been prepared in accordance with U.S. GAAP.

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of Yucheng and its subsidiaries. All significant inter-company transactions and balances are eliminated upon consolidation. Investments under equity method are accounted for under the equity method. Yucheng’s share of these companies’ earnings or losses is included in the consolidated statement of operations as income or loss from equity method investees.

(b)	Use of estimates

The preparation of the consolidated financial statements requires management of the Company to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the carrying amounts of properties and equipment, intangible assets, goodwill, valuation allowances for receivables and inventories, percentage of completion calculations relating to revenue recognition, pre-contract costs and valuation allowance for deferred tax assets. Actual results could differ from those estimates.

(c)	Convenience translation into United States dollars

The translation of Renminbi amounts into United States dollars has been made for the convenience of the reader and has been made at the exchange rate quoted by the People’s Bank of China on December 31, 2011 of RMB6.3009 (2010: RMB6.6227) to USD1.00. Such translation amounts should not be construed as representations that the Renminbi amounts could be readily converted into United States dollars at that rate or any other rate.

(d)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

(e)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the first-in, first-out method (FIFO). Inventories consist of IT hardware equipment, all of which are finished goods.

(f)	Properties and equipment

Properties and equipment are stated at cost less accumulated depreciation and impairment losses (note 2(i)). Depreciation is calculated on the straight-line method over the estimated useful lives of the assets as follows:

Estimated useful life
Properties	20 years
Office equipment and furniture	3-5 years
Machinery	3-5 years
Motor vehicles	5-10 years
Leasehold improvements	Shorter of lease terms or 5 years

Maintenance and repairs are charged to expense as incurred. When an item is retired or otherwise disposed of, the cost and applicable accumulated depreciation are removed and the resulting gain or loss is recognized for the reporting period.

(g)	Leases

Leases are categorized as either operating or capital leases depending on certain criteria defined in Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 840, Leases.

Where a lease is classified as a capital lease, the asset is treated as if it had been purchased outright. The amount initially recognized as an asset is the lower of fair value of the leased asset or the present value at the beginning of the lease term of minimum lease payments during the lease term, excluding that portion of the payments representing executory costs such as insurance, maintenance, and taxes to be paid by the lessor, together with any profit thereon. The corresponding lease commitment is shown as liability. Lease payments are analyzed between capital and interest. The interest element is charged to the consolidated statement of operations over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where a lease is classified as an operating lease, the total rental payments made under the leases are recognized in the consolidated statement of operations on a straight-line basis over the terms of the leases. Lease incentives received are recognized in the consolidated statement of operations as an integral part of the total lease payments made.

(h)	Intangible assets

(i)	Cost of intangible assets

Intangible assets consist primarily of purchased software, capitalized costs for computer software development, customer relationships and other technology. Intangible assets are stated at cost or fair value less accumulated amortization and any impairment write-downs. Fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections.

The Company capitalizes development costs for marketable software incurred from the time of technological feasibility until the software is ready for use in accordance with ASC Topic 985-20, Costs of Software to be Sold, Leased, or Marketed. All costs to establish technological feasibility of a computer product to be sold, leased or otherwise marketed are charged to research and development expense as incurred. Technological feasibility is established through completeness of the working model and its consistency with the product design. Costs incurred for modification, components of large products, and enhancements are expensed. As the working model is normally built during the process of project implementation for clients, there are no high-risk development issues.

Under the provisions of ASC Topic 350-40, Internal-Use Software, the Company capitalizes costs associated with software developed or obtained for internal use when both the preliminary project stage is completed and management has authorized further funding for the project which it deems probable of completion and use for the function intended. Technological feasibility is established upon completeness of the product design and planning phases indicating that product can be built by existing technology and tools. Capitalized internal-use software costs include only (1) external direct costs of materials and services consumed in developing or obtaining the software, (2) payroll and payroll-related costs for employees who are directly associated with and who devote time to the project, and (3) interest costs incurred, when material, while developing the software. Capitalization of these costs ceases no later than the point at which the project is substantially complete and ready for its intended purpose.

The Company obtained intangible assets in 2007, whose values have been estimated by the management in the absence of ready ascertainable market values. However, because of the inherent uncertainty of the valuation, it is reasonably possible that those estimated values may differ significantly from the values that would have been used had a ready market for these intangible assets existed, and the differences could be material to the consolidated financial statements.

Software development costs include payroll, employee benefits, and other headcount-related costs associated with product development. The Company records expenditure incurred before technological feasibility is established into research and development cost and capitalizes expenditures incurred after that point into the cost of intangible assets. Software development costs were RMB22,204,930, RMB18,289,465 and RMB27,469,793 in 2009, 2010 and 2011, respectively, among which RMB8,376,550, RMB7,758,848 and RMB11,999,308 were capitalized in 2009, 2010 and 2011.

In August 2011, the Company acquired an intangible asset related to the services to be provided by the previous owners of Yuchengxin. Such service vendor relationships are amortized over its contractual period of three years.

(ii)	Amortization

The Company amortizes capitalized software development costs for marketable software on a product-by-product basis. The annual amortization is the greater of the amount computed using (a) the ratio that current gross revenues for a product bear to the total of current and anticipated revenues for that product or (b) the straight-line method over the remaining estimated economic life of the product including the period being reported upon.

Purchased computer software and capitalized computer software development costs for internal use are amortized on a straight-line basis over their estimated useful lives, and are monitored on a regular basis to assess that the amortization method is still appropriate and the remaining estimated useful life of the asset is reasonable.

Customer relationships and other technology are amortized on a straight-line basis over their estimated economic useful lives.

The estimated useful lives are as follows:

Estimated useful life
Software development costs
- Internal-use software	3 years
- Marketable software	3 years
Customer relationships	3-5 years
Other technology	3-5 years
Purchased software	5-10 years
Service vendor relationships	3 years

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period.

(i)	Impairment of long-lived assets

The Company evaluates for impairment its long-lived assets to be held and used, including properties and equipment, intangible assets and other non-current assets, when events or changes in circumstances indicate, in management’s judgment, that the carrying value of such assets may not be recoverable in accordance with ASC Topic 360, Property, Plant and Equipment, or ASC Topic 350-30, General Intangibles Other than Goodwill, as appropriate. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimate undiscounted future cash flows expected to be generated by the asset. If the carrying value of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount that the carrying value exceeds the estimated fair value.

Assets to be disposed of would be separately presented in the balance sheet and reported at the lower of carrying amount or estimated fair value less the cost to sell, and are no longer depreciated.

Judgments and assumptions are inherent in management’s estimate of undiscounted future cash flows used to determine recoverability of an asset and the estimate of an asset’s fair value used to calculate the amount of impairment to recognize. The use of alternate judgments and/or assumptions could result in the recognition of different levels of impairment charges in the consolidated financial statements.

(j)	Goodwill

Goodwill represents the excess of the purchase price over the fair value assigned to net tangible and identifiable intangible assets of business acquired and accounted for under the acquisition method.

In accordance with ASC Topic 350, Goodwill, the impairment evaluation of goodwill is conducted annually, or more frequently, if events or changes in circumstances indicate that an asset might be impaired. The evaluation is performed by using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. The estimated fair value of the reporting unit is generally determined on the basis of discounted future cash flows. If the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, then a second step must be completed in order to determine the amount of the goodwill impairment that should be recorded. In the second step, the implied fair value of the reporting unit’s goodwill is determined by allocating the reporting unit’s fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference.

The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions.

(k)	Revenue recognition

The Company generates revenues primarily from Software & Solutions, Platform Services and Maintenance Services. Revenue is recognized as follows:

(i)	Software & Solutions - Software & Solutions consist of software development services that require significant production, modifications, or customization of software or software system. Due to the long-term nature of software development, contract accounting is applied in accordance with ASC Topic 605-35, Construction-Type and Production-Type Contracts, and ASC Topic 985-605, Software - Revenue Recognition. Based on our fact pattern, we apply the percentage-of-completion method of revenue recognition to account for the software development to the period from the start of the significant production, modification, or customization through to the last element delivered, which is the end of the software development contract. Labor costs and direct project expenses are used to determine the stage of completion. Revisions in estimated contract profits are made in the period in which the circumstances requiring the revision first become known. Provisions, if any, are made for anticipated losses on uncompleted contracts whenever it appears there may be a loss.

Costs and estimated earnings in excess of billings on uncompleted contracts consist of recognized recoverable costs and accrued profits on contracts for which billings had not been presented to customers as of the balance sheet date. Billings in excess of revenue recognized for which payments have been received are deferred until the applicable revenue recognition criteria have been met.

(ii)	Platform Services - Platform Services refer to system integration service. System integration services mainly consist of value added services of planning, designing, installing, integrating and testing of hardware sold to customers. Revenue from system integration services is recognized in accordance with FASB ASC Topic 605, Revenue Recognition, when the following conditions are all met: persuasive evidence of an arrangement exists, system integration services have been rendered and products have been delivered and accepted, the price is fixed or determinable and, collectibility is reasonably assured. Customer’s acknowledgement evidences their acceptance of the system integration work being completed at which time revenue is recognized. The contract revenue and related costs are deferred if the customer’s acknowledgement is not obtained.

(iii)	Maintenance Services - Maintenance Services consist of agency sales and maintenance services. Revenue from sales of IT equipment and software to the end users, which are limited to passing the IT equipment and software from vendors to the end users, is treated as agency sales. The Company records the net difference between the amount it bills to end users and the fees charged by third party vendors as revenue. The Company considers the criteria set out in ASC Topic 605-45, Principal Agent Considerations, in determining whether it should recognize such revenues at gross or net of revenue. The Company believes that based on its arrangement with the system integrators, end users and the third party IT manufacturers, the net approach is appropriate as the Company is not the primary obligor to the end users, does not take general inventory risk, does not have latitude in establishing price and does not have discretion in supplier selection with respect to the IT equipment or software delivered to end users.

Maintenance Service revenue is recognized ratably over the maintenance period.

(l)	Pre-contract costs

Due to the business environment in which the Company operates, it is common practice that the Company commences the software development or IT consulting project for its clients without commercial contracts being signed. If the contracts are not obtained during the reporting period where implementation costs have been incurred, the Company defers revenue recognition for the related contracts until contracts are obtained. In accordance with ASC Topic 720-15, Start-Up Costs, costs that are incurred for a specific anticipated contract and that will result in no future benefits unless the contract is obtained, including cost of equipment, direct labor costs, and other ancillary costs, are deferred until receipt of the signed contract, and are then included in contract costs or inventory. Such deferred costs, subject to their not being related to costs of start-up activities, are evaluated periodically for probability of recoverability. If deemed unrecoverable, deferred costs are expensed to operating expenses.

Costs of start-up activities, including organization costs, are expensed as incurred.

Costs incurred in connection with anticipated contracts are deferred outside the contract cost or inventory classification if their recovery from future contract revenue or from other dispositions is considered probable.

(m)	Net earnings per common share

The Company computes net earnings per common share in accordance with ASC Topic 260, Earnings per Share. Under the provisions of ASC Topic 260, basic earnings per common share is computed by dividing the net earnings available to common shareholders for the period by the weighted average number of shares of common stock outstanding during the period. The calculation of diluted net earnings per share gives effect to common stock equivalents, however; potential common stock in the diluted net earnings per common share computation is excluded in net loss periods if their effect is anti-dilutive.

(n)	Retirement benefits

Pursuant to the relevant laws and regulations in the PRC, the Company participates in a defined contribution retirement plan for its employees arranged by a governmental organization. The Company makes contributions to the retirement scheme at the applicable rate based on the employees’ salaries. The required contributions under the retirement plans are charged to the consolidated statement of operations on an accrual basis when they are due. The Company’s contributions totaled RMB16,453,429, RMB12,794,943 and RMB12,594,520 in 2009, 2010 and 2011, respectively.

(o)	Interest

Interest costs are expensed as incurred, except for those capitalized that are directly attributable to the acquisition, construction or production of qualifying assets. No interest costs were capitalized for each of the years in the three-year period ended December 31, 2011.

(p)	Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized.

(q)	Government subsidies

Government subsidies are recognized when received and when all the conditions for their receipt have been met. Such amounts are included as a credit in the operating expense section of the consolidated statement of operations.

(r)	Tax refunds

Pursuant to the laws and regulations of the PRC, the Company is entitled to a refund of the 14.0% value-added tax (“VAT”) for certain self-developed software products. The Company recognizes the VAT refunds upon the completion of government approval process. VAT refunds are included as a credit in the operating expense section of the consolidated statement of operations.

(s)	Fair value measurement

The Company measures the fair values of its financial instruments in accordance with accounting guidance which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company adopted the accounting guidance related to non-financial assets and non-financial liabilities that are not measured at fair value on a recurring basis on January 1, 2009. In addition, the Company categorizes assets and liabilities measured at fair value into three-level hierarchy based on the inputs to fair value measurement. The following describes the three-level hierarchy.

Level 1: Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2: Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities either directly or indirectly; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

The fair value of financial instruments and the methods and assumptions used in estimating fair value amounts are detailed in note 2(t).

(t)	Financial instruments

Exposure to credit and interest rates arises in the normal course of the Company’s business. Financial assets of the Company include cash and cash equivalents and trade accounts receivable, other receivables and amounts due from related parties. Financial liabilities of the Company include trade accounts payable and other payables, short-term loans and outstanding payment in relation to business acquisitions. Adjustments are made for financial assets if their carrying amount exceeds the value realizable in the foreseeable future. Financial liabilities are stated at their carrying amounts.

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents and trade and other accounts receivable. The Company’s cash is maintained with high quality financial institutions and the composition and maturities are regularly monitored by management. Generally, any cash equivalents may be redeemed upon demand and bear minimal risk.

The trade and other accounts receivable of the Company arises primarily through the provision of goods and services, and deposits and payments made for various contracts. The Company generally does not require collateral. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. The Company performs ongoing credit evaluations of its customers based on individual accounts receivable which show signs of uncollectibility and an aging analysis. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

The fair values of the above noted financial assets and financial liabilities are not materially different from their carrying amounts.

The Company does not have off-balance-sheet concentration of credit risk such as those arising from foreign exchange contracts, option contracts or other foreign hedging arrangements.

(u)	Investments under equity method

The investments, in which the Company has significant influence, but not control, or the Company has joint control, are accounted for using the equity method. Investments under the equity method consist of a 40% equity interest in Yucheng Sinowise Consultancy Services Limited, (“Sinowise”), a software and service technology company, a 49% equity interest in Yuxin Data Technologies Co., Limited (“Yuxin Data”), a software and hardware technology company, a 30% equity interest in Beijing Yuxinyicheng Internet Technologies Co., Limited (“Yuxinyicheng Internet”), a software and hardware technology company, and a 40% equity interest in Zhejiang Yuxinbanke Information Technologies Limited (“Yuxinbanke”), a software and hardware technology company.

Where the Company’s share of losses exceeds its carrying value, the Company’s interest is reduced to nil and recognition of further losses is discontinued except to the extent that the Company has incurred legal or constructive obligations or made payments on behalf of the equity method investees. As of December 31, 2010 and December 31, 2011, there was an excess of the carrying value over the Sinowise company’s share of net assets of the equity method investees.

Unrealized profits and losses resulting from transactions between the Company and its equity method investees are eliminated to the extent of its carrying value, except where unrealized losses provide evidence of an impairment of the asset transferred, in which case they are recognized immediately in the consolidated statement of operations. The transactions with investments under equity method are detailed in note 23(b).

On March 31, 2009, Yuxinyicheng established a joint-venture, Hainan Baodaotong Technologies Limited (“Baodaotong”) in Haikou city. Total registered capital of Baodaotong is RMB50 million. Haikou Gas Holding Company, Yuxinyicheng and Guangzhou Sihitech holds 45%, 35% and 20% of Baodaotong’s equity interests, respectively. On December 16, 2009, Yuxinyicheng transferred 20% of Baodaotong’s equity interests to a third party. On April 30, 2010, Yuxinyicheng sold its entire interest in Baodaotong to a third party due to business consideration. The loss resulted from the disposal was RMB14,543.

On April 3, 2009, Yuxinyicheng established a joint-venture, Sinowise. Total registered capital of Sinowise is RMB1 million. Yuxinyicheng holds 40% equity interest of Sinowise.

On March 15, 2010, Yuxinyicheng established a joint-venture, Yuxin Data, in Tianjin city. Total register capital is RMB60 million. NTT Data China and Yuxinyicheng hold 51% and 49% of interests, respectively.

On February 17, 2011, Yuxinyicheng acquired a joint-venture, Yuxinyicheng Internet, in Beijing city. Total register capital is RMB17.5 million. Yuxinyicheng and other investors hold 30% and 70% of equity interests, respectively.

On September 7, 2011, Yuxinyicheng established a joint-venture, Yuxinbanke, in Hangzhou city. Total register capital is RMB20 million. Yuxinyicheng and other investors hold 40% and 60% of equity interests respectively.

The carrying amounts of the investments under equity method as of December 31, 2010 and 2011 are as follows:

	2010	2011	2011
	RMB	RMB	USD
			(unaudited)

Sinowise	-	-	-
Yuxin Data	24,846,083	22,875,915	3,630,579
Yuxinyicheng Internet	-	4,447,379	705,832
Yuxinbanke	-	6,512,219	1,033,538
Total	24,846,083	33,835,513	5,369,949

Summary of the combined financial information for the affiliates as of and for the years ended December 31, 2009, 2010 and 2011 is as follows:

	2009	2010	2011	2011
	RMB	RMB	RMB	USD
				(unaudited)
Financial position
Current assets	44,108,369	37,187,715	63,039,130	10,004,782
Property, plant and equipment, net	7,967,488	3,546,066	6,145,986	975,414
Other non-current assets	13,250	21,407,448	33,826,278	5,368,483
Total assets	52,089,107	62,141,229	103,011,394	16,348,679
Current liabilities	2,363,144	9,983,041	39,617,920	6,287,660
Total liabilities	2,363,144	9,983,041	39,617,920	6,287,660
Owners’ equity	49,725,963	52,158,188	63,393,474	10,061,019
Total liabilities and equity	52,089,107	62,141,229	103,011,394	16,348,679

Results of operations
Sales	6,117,739	13,443,855	41,260,307	6,548,320
Operating loss	(1,294,897)	(9,141,130)	(13,983,658)	(2,219,311)
Net loss income	(1,279,906)	(7,100,150)	(13,264,953)	(2,105,247)

(v)	Share-based compensation

Yucheng has adopted ASC Topic 718, Compensation – Stock Compensation, which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

(w)	Segment information

Management views the business as consisting of revenue streams; however they do not produce reports for, assess the performance of, or allocate resources to these revenue streams based upon any asset-based metrics, or based upon income or expenses, operating income or net income. Therefore, the Company believes that it operates in one business segment.

(x)	Disposal of discontinued operations

The Company accounts for exit or disposal activities in accordance with ASC Topic 420, Exit or Disposal Cost Obligations (“ASC 420”). In accordance with ASC 420, a business restructuring is defined as an exit activity that includes but is not limited to a program that is planned and controlled by management, and materially.

(y)	Non-controlling interests

Effective April 1, 2009, the Company adopted ASC Topic 810-10-65 (SFAS 160, “Non-controlling Interests in Consolidated Financial Statements – an amendment of ARB No. 51”), which amends previously issued guidance to establish accounting and reporting standards for the non-controlling interest in a subsidiary and for the deconsolidation of a subsidiary. It clarifies that a non-controlling interest in subsidiary, which is sometimes referred to as minority interest, is an ownership interest in the consolidated entity that should be reported as equity. Among other requirements, this statement requires that the consolidated net income (loss) attributable to the parent and the non-controlling interest be clearly identified and presented on the face of the consolidated statements of operations. The presentation and disclosure requirements of the ASC Topics have been applied retrospectively for all periods presented in the accompanying consolidated balance sheets and statements of operations and comprehensive income (loss), and statements of shareholder’s equity and statements of cash flows, to conform to the provisions of ASC Topic 810.

(z)	Recently issued accounting standards

Recently adopted accounting pronouncements

In October 2009, the FASB amended the ASC as summarized in Accounting Standards Update (“ASU”) 2009-14, “Software (ASC Topic 985): Certain Revenue Arrangements That Include Software Elements”, and ASU 2009-13, “Revenue Recognition (ASC Topic 605): Multiple-Deliverable Revenue Arrangements”. As summarized in ASU 2009-14, ASC Topic 985 has been amended to remove from the scope of industry specific revenue accounting guidance for software and software related transactions, tangible products containing software components and non-software components that function together to deliver the product’s essential functionality. As summarized in ASU 2009-13, ASC Topic 605 has been amended (1) to provide updated guidance on whether multiple deliverables exist, how the deliverables in an arrangement should be separated, and the consideration allocated; (2) to require an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have vendor-specific objective evidence (“VSOE”) or third-party evidence of selling price; and (3) to eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method. The Company adopted ASU 2009-13 and ASU 2009-14 during the year and the adoption did not have an impact on the Company’s consolidated financial statements.

In April 2010, the FASB issued ASU 2010-13, “Compensation—Stock Compensation (Topic 718): Effect of Denominating the Exercise Price of a Share-Based Payment Award in the Currency of the Market in Which the Underlying Equity Security Trades”. It addresses the classification of a share-based payment award with an exercise price denominated in the currency of a market in which the underlying equity security trades. ASC Topic 718, “Compensation—Stock Compensation”, was amended to clarify that a share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity’s equity securities trade shall not be considered to contain a market, performance or service condition. Therefore, such an award is not to be classified as a liability if it otherwise qualifies for equity classification. The Company adopted ASU 2010-13 during the year and the adoption did not have an impact on the Company’s consolidated financial statements.

In December 2010, the FASB issued ASU 2010-28, “Intangibles—Goodwill and Other (Topic 350): When to Perform Step 2 of the Goodwill Impairment Test for Reporting Units with Zero or Negative Carrying Amounts”. This ASU requires that reporting units with zero or negative carrying amounts perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. The Company adopted ASU 2010-28 during the year and the adoption did not have an impact on the Company’s consolidated financial statements.

Recent accounting pronouncements not yet adopted

 In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820)”: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This Update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”, which gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 for public entities and is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued an amendment to ASC Topic 350, in ASU 2011-08 “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”, which simplifies how entities test goodwill for impairment. Under the amendment, an entity has the option to first assess qualitative factors to determine whether the existence of events or circumstances leads the entity to determine that it is more likely than not that its fair value is less than its carrying amount. If after assessing the totality of events or circumstances, an entity determines that it is not more likely than not that the fair value of the reporting unit is less than its carrying amount, then the two-step impairment test for goodwill is unnecessary. If the entity concludes otherwise, then it is required to test goodwill for impairment under the two-step process as described under paragraphs 350-20-35-4 of the ASC. If the carrying amount of a reporting unit exceeds its fair value, then the entity is required to perform the second step of the goodwill impairment test to measure the amount of the impairment loss, if any, as described in paragraph 350-20-35-9 of the ASC. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and early adoption is permitted. The Company is currently evaluating the impact of adopting this amendment, but it is not expected to have a material impact on the Company’s consolidated financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.